ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance sheets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)		Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2009 Home Inns & Hotels Management Inc. [Member] CNY
Current assets:
Cash and cash equivalents	$ 106,444,000	663,156,000	$ 286,679,000	1,786,038,000	2,382,643,000	829,592,000	$ 7,335,000		45,700,000		$ 29,146,000	181,581,000		1,366,249,000	154,311,000
Restricted cash	33,023,000	205,739,000		205,926,000			33,022,000		205,731,000			202,323,000
Receivables from related parties	1,094,000	6,818,000		6,379,000			14,000		87,000			241,000
Prepayments and other current assets	27,694,000	172,534,000		137,887,000			608,000		3,786,000			1,036,000
Total current assets	203,590,000	1,268,392,000		2,346,705,000			40,979,000		255,304,000			385,181,000
Investments in subsidiaries							905,142,000	[1]	5,639,123,000	[1]		6,154,925,000	[1]
Other assets	18,836,000	117,350,000		170,039,000			6,875,000		42,831,000			85,891,000
Total assets	1,437,217,000	8,954,014,000		9,549,836,000			952,996,000		5,937,258,000			6,625,997,000
Current liabilities:
Short-term loans	2,018,000	12,571,000		346,550,000			2,018,000		12,571,000			346,550,000
Convertible bonds	0	0		113,051,000			0		0			113,051,000
Other payables and accruals		1,091,020,000		1,001,588,000			26,502,000		165,111,000			156,418,000
Total current liabilities	279,752,000	1,742,899,000		2,089,315,000			28,520,000		177,682,000			616,019,000
Non-current liabilities:
Long-term loans	118,040,000	735,404,000		1,165,666,000			118,040,000		735,404,000			1,165,666,000
Financial liability	171,229,000	1,066,771,000		979,008,000			171,229,000		1,066,771,000			979,008,000
Total liabilities	800,042,000	4,984,352,000		5,669,870,000			317,789,000		1,979,857,000			2,760,693,000
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 90,659,882 and 91,672,320 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	574,000	3,574,000		3,542,000			574,000		3,574,000			3,542,000
Additional paid-in capital	449,897,000	2,802,905,000		2,683,923,000			449,897,000		2,802,905,000			2,683,923,000
Retained earnings	159,308,000	992,505,000		1,051,976,000			184,736,000		1,150,922,000			1,177,839,000
Total shareholders' equity	637,175,000	3,969,662,000		3,879,966,000	2,754,343,000	2,281,569,000	635,207,000		3,957,401,000			3,865,304,000
Total liabilities and shareholders' equity	$ 1,437,217,000	8,954,014,000		9,549,836,000			$ 952,996,000		5,937,258,000			6,625,997,000

[1]	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK's investments in PRC subsidiaries.